Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 391,621,022	$ 409,528,066	$ 787,210,525	$ 815,426,445
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	385,503,218	407,058,397	771,950,113	807,028,310
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,117,804	2,469,669	15,260,412	8,398,135
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55,802,147	82,027,914	132,478,498	173,047,283
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,419,434	13,845,475	56,291,542	36,429,797
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	291,801,028	286,527,536	512,119,853	558,808,479
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,033,393	26,444,026	85,232,353	45,778,749
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	565,020	683,115	1,088,279	1,362,137
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	105,395,505	117,935,270	215,378,136	238,949,416
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,137,015	25,469,607	30,212,192	49,340,502
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,858,890	19,144,609	49,607,937	43,948,592
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	253,229,612	246,978,580	492,012,260	483,187,935
Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,168,679		126,017,555
Exploration and Extraction | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,167,765		126,009,210
Exploration and Extraction | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	914		8,345
Exploration and Extraction | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,137,243		125,943,083
Exploration and Extraction | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,523		66,127
Exploration and Extraction | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	913		8,345
Exploration and Extraction | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,473,062		68,257,019
Exploration and Extraction | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,428,814		19,940,653
Exploration and Extraction | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,235,367		37,745,410
Exploration and Extraction | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,436		74,473
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		80,388,920		167,654,386
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		80,381,858		167,641,188
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		7,062		13,198
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		80,356,287		167,581,559
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		25,571		59,629
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		7,062		13,198
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		48,224,823		96,756,643
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		17,168,338		36,025,623
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		14,963,126		34,799,292
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		32,633		72,828
Industrial Processes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,358,583		256,780,816
Industrial Processes | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,358,583		256,780,816
Industrial Processes | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,519,798		253,921,010
Industrial Processes | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,807,996		2,807,997
Industrial Processes | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,789		51,809
Industrial Processes | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,358,583		256,780,816
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		163,006,359		321,497,210
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		160,964,803		314,036,908
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,041,556		7,460,302
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		10,779,929		27,504,727
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		142,925,672		284,534,147
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		9,171,086		9,281,667
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		129,672		176,669
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		163,006,359		321,497,210
Energy Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,134,911		43,018,236
Energy Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,414,739		28,532,307
Energy Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,720,172		14,485,929
Energy Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,710,337		36,695,864
Energy Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,895,724)
Energy Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,318,011		6,318,656
Energy Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,287		3,716
Energy Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,134,911		43,018,236
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		125,330		247,635
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		125,330		247,635
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		125,330		247,635
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		125,330		247,635
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,627,707	36,444,125	86,773,298	75,731,697
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,627,707	36,443,936	86,773,298	75,731,508
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		189		189
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,300,856	0	2,742,313
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,151,069	24,604,116	21,602,602	53,347,376
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,175,782	11,839,820	62,428,383	22,384,132
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		189		189
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,627,707	36,444,125	86,773,298	75,731,697
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,040,983	126,243,798	260,684,957	238,358,046
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,646,696	125,830,318	259,927,115	237,448,242
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	394,287	413,480	757,842	909,804
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,664,904	1,671,627	6,535,415	5,465,724
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,377,718	3,039,975	16,787,238	8,865,441
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	152,025,885	118,997,748	236,596,241	220,926,956
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(31,421,810)	2,120,968	8,221	2,190,121
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	394,286	413,480	757,842	909,804
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,294,927	32,925,569	59,265,775	65,649,467
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,651,432	8,191,343	10,150,977	13,092,036
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,623,523	4,181,483	11,862,527	9,149,300
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	92,471,101	80,945,403	179,405,678	150,467,243
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		229		439
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		229		439
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		229		439
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		229		439
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,290,159	3,319,305	13,935,663	11,937,032
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,287,728	3,312,152	13,927,367	11,922,829
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,431	7,153	8,296	14,203
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,153,414	3,312,152	13,669,096	11,922,829
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	136,745	7,153	266,567	14,203
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(191)	340,753	1,082,044	811,609
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	56,769	109,926	120,562	222,843
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 9,233,581	$ 2,868,626	$ 12,733,057	$ 10,902,580